BARON CAPITAL FUNDS

                            BARON CAPITAL ASSET FUND
                                INSURANCE SHARES


                          SUPPLEMENT TO THE PROSPECTUS




The following supplements the prospectus of Baron Capital Asset Fund, Insurance Shares, dated August 1998. The following language replaces the last sentence contained on page 22, the last sentence of the prospectus:

                   The Trust's fiscal year ends December 31.

























                The date of this supplement is September 28, 1998. PLEASE KEEP THIS SUPPLEMENT FOR FURTHER REFERENCE.


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                              BARON CAPITAL FUNDS

                           BARON CAPITAL ASSET FUND
                               RETIREMENT SHARES


                         SUPPLEMENT TO THE PROSPECTUS




The following supplements the prospectus of Baron Capital Asset Fund, Retirement Shares, dated August 1998. The following language replaces the last sentence contained on page 21, the last sentence of the prospectus:

                    The Trust's fiscal year ends December 31.

























              The date of this supplement is September 28, 1998.
              PLEASE KEEP THIS SUPPLEMENT FOR FURTHER REFERENCE.